Consolidated Balance sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 17,153	$ 18,374	$ 41,870	$ 41,951
Prepaid expenses	2,143	4,583	22,770	2,334
Other receivable	180	180	10,000	10,000
Total current assets	19,476	23,137	74,640	54,285
Operating lease right of use asset	(0)	(0)	60,357	415,285
Total Assets	19,476	23,137	134,997	469,570
Current Liabilities
Accounts payable	175,669	188,862	174,475	48,149
Accrued liabilities	871,875	759,789	714,986	335,377
Advances for convertible note to be issued	56,000
Loans payable, net discount of $23,094 and 0	525,150	526,150	398,246	28,000
Convertible notes, net discount of $18,070 and $0	464,993	379,890	145,830	135,900
Derivative liabilities	631,305	319,337	32,241
Operating lease liabilities - current			62,323	364,738
Total Current Liabilities	3,655,626	3,132,468	2,557,636	1,903,674
Operating lease liabilities - noncurrent				62,323
Total Liabilities	3,655,626	3,132,468	2,557,636	1,965,997
Stockholders’ Deficit
Preferred stock: 10,000,000 authorized; $0.001 par value 0 shares issued and outstanding
Common stock: 100,000,000 authorized; $0.001 par value 88,579,434 shares and 88,512,767shares issued and outstanding, respectively	94,573	94,573	88,580	88,513
Additional paid in capital	3,679,454	3,679,454	1,415,447	1,294,764
Subscription received - shares to be issued	70,000	70,000	60,000
Accumulated deficit	(7,480,177)	(6,953,358)	(3,986,666)	(2,879,704)
Total Stockholders’ Deficit	(3,636,150)	(3,109,331)	(2,422,639)	(1,496,427)
Total Liabilities and Stockholders’ Deficit	19,476	23,137	134,997	469,570
Revision of Prior Period, Adjustment [Member]
Current assets
Cash			41,870
Prepaid expenses			22,770
Other receivable			10,000
Total current assets			74,640
Operating lease right of use asset			60,357
Total Assets			134,997
Current Liabilities
Accounts payable			174,475
Accrued liabilities			365,486
Loans payable, net discount of $23,094 and 0			398,246
Convertible notes, net discount of $18,070 and $0			145,830
Derivative liabilities			32,241
Operating lease liabilities - current			62,323
Total Current Liabilities			2,208,136
Operating lease liabilities - noncurrent
Total Liabilities			2,208,136
Stockholders’ Deficit
Preferred stock: 10,000,000 authorized; $0.001 par value 0 shares issued and outstanding
Common stock: 100,000,000 authorized; $0.001 par value 88,579,434 shares and 88,512,767shares issued and outstanding, respectively			88,573
Additional paid in capital			1,405,454
Subscription received - shares to be issued			70,000
Accumulated deficit			(3,637,166)
Total Stockholders’ Deficit			(2,073,139)
Total Liabilities and Stockholders’ Deficit			134,997
Related Party [Member]
Current Liabilities
Due to related party	3,275	3,275	3,275	3,275
Notes payable - related parties	$ 927,359	$ 955,165	1,026,260	$ 988,235
Related Party [Member] | Revision of Prior Period, Adjustment [Member]
Current Liabilities
Due to related party			3,275
Notes payable - related parties			$ 1,026,260